Loans, net - Summary of Expected Credit Losses by Economic Sector for Direct Loans (Detail) - Direct Loans [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 47,025,350	S/ 44,688,222
Expected credit loss	S/ 2,027,855	S/ 2,064,917
Percentage expected credit loss	4.30%	4.60%
Consumer Loan [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 14,967,799	S/ 12,514,499
Expected credit loss	S/ 1,622,381	S/ 1,401,681
Percentage expected credit loss	10.80%	11.20%
Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 9,286,944	S/ 8,552,304
Expected credit loss	S/ 61,622	S/ 155,200
Percentage expected credit loss	0.70%	1.80%
Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,412,994	S/ 5,187,886
Expected credit loss	S/ 138,881	S/ 251,958
Percentage expected credit loss	3.10%	4.90%
Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,861,041	S/ 4,751,212
Expected credit loss	S/ 42,403	S/ 53,630
Percentage expected credit loss	0.90%	1.10%
Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,892,573	S/ 4,009,559
Expected credit loss	S/ 48,739	S/ 62,835
Percentage expected credit loss	1.30%	1.60%
Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,373,255	S/ 1,509,789
Expected credit loss	S/ 37,727	S/ 50,867
Percentage expected credit loss	2.70%	3.40%
Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,892,567	S/ 1,777,363
Expected credit loss	S/ 3,739	S/ 4,561
Percentage expected credit loss	0.20%	0.30%
Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 924,270	S/ 919,513
Expected credit loss	S/ 1,568	S/ 3,456
Percentage expected credit loss	0.20%	0.40%
Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 606,882	S/ 694,507
Expected credit loss	S/ 17,938	S/ 17,941
Percentage expected credit loss	3.00%	2.60%
Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 557,473	S/ 771,912
Expected credit loss	S/ 35,890	S/ 38,979
Percentage expected credit loss	6.40%	5.00%
Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,249,552	S/ 3,999,678
Expected credit loss	S/ 16,967	S/ 23,809
Percentage expected credit loss	0.40%	0.60%
Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 41,798,055	S/ 40,522,481
Expected credit loss	S/ 608,558	S/ 956,456
Percentage expected credit loss	1.50%	2.40%
Stage 1 [member] | Consumer Loan [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 12,685,924	S/ 11,368,625
Expected credit loss	S/ 534,005	S/ 802,421
Percentage expected credit loss	4.20%	7.10%
Stage 1 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 8,698,789	S/ 7,984,860
Expected credit loss	S/ 4,236	S/ 12,669
Percentage expected credit loss	0.00%	0.20%
Stage 1 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,837,304	S/ 4,312,851
Expected credit loss	S/ 31,844	S/ 66,774
Percentage expected credit loss	0.80%	1.50%
Stage 1 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,346,251	S/ 4,302,980
Expected credit loss	S/ 8,403	S/ 15,944
Percentage expected credit loss	0.20%	0.40%
Stage 1 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,529,961	S/ 3,730,237
Expected credit loss	S/ 12,056	S/ 22,647
Percentage expected credit loss	0.30%	0.60%
Stage 1 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,102,988	S/ 1,212,288
Expected credit loss	S/ 7,047	S/ 13,393
Percentage expected credit loss	0.60%	1.10%
Stage 1 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,747,159	S/ 1,726,488
Expected credit loss	S/ 1,391	S/ 2,547
Percentage expected credit loss	0.10%	0.10%
Stage 1 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 867,431	S/ 863,358
Expected credit loss	S/ 886	S/ 2,856
Percentage expected credit loss	0.10%	0.30%
Stage 1 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 499,385	S/ 487,331
Expected credit loss	S/ 1,595	S/ 3,701
Percentage expected credit loss	0.30%	0.80%
Stage 1 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 415,827	S/ 651,956
Expected credit loss	S/ 1,667	S/ 4,747
Percentage expected credit loss	0.40%	0.70%
Stage 1 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,067,036	S/ 3,881,507
Expected credit loss	S/ 5,428	S/ 8,757
Percentage expected credit loss	0.10%	0.20%
Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,037,168	S/ 2,853,565
Expected credit loss	S/ 737,286	S/ 404,881
Percentage expected credit loss	18.30%	14.20%
Stage 2 [member] | Consumer Loan [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,829,574	S/ 790,914
Expected credit loss	S/ 657,474	S/ 263,219
Percentage expected credit loss	35.90%	33.30%
Stage 2 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 349,628	S/ 298,916
Expected credit loss	S/ 12,285	S/ 42,681
Percentage expected credit loss	3.50%	14.30%
Stage 2 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 402,454	S/ 587,020
Expected credit loss	S/ 29,009	S/ 56,404
Percentage expected credit loss	7.20%	9.60%
Stage 2 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 451,393	S/ 357,496
Expected credit loss	S/ 12,389	S/ 8,059
Percentage expected credit loss	2.70%	2.30%
Stage 2 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 298,534	S/ 183,600
Expected credit loss	S/ 10,186	S/ 9,045
Percentage expected credit loss	3.40%	4.90%
Stage 2 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 194,840	S/ 201,274
Expected credit loss	S/ 7,035	S/ 8,637
Percentage expected credit loss	3.60%	4.30%
Stage 2 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 134,545	S/ 39,153
Expected credit loss	S/ 967	S/ 342
Percentage expected credit loss	0.70%	0.90%
Stage 2 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 55,187	S/ 55,895
Expected credit loss	S/ 462	S/ 439
Percentage expected credit loss	0.80%	0.80%
Stage 2 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 84,056	S/ 172,016
Expected credit loss	S/ 1,825	S/ 1,789
Percentage expected credit loss	2.20%	1.00%
Stage 2 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 91,910	S/ 69,781
Expected credit loss	S/ 1,654	S/ 9,451
Percentage expected credit loss	1.80%	13.50%
Stage 2 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 145,047	S/ 97,500
Expected credit loss	S/ 4,000	S/ 4,815
Percentage expected credit loss	2.80%	4.90%
Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,190,127	S/ 1,312,176
Expected credit loss	S/ 682,011	S/ 703,580
Percentage expected credit loss	57.30%	53.60%
Stage 3 [member] | Consumer Loan [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 452,301	S/ 354,960
Expected credit loss	S/ 430,902	S/ 336,041
Percentage expected credit loss	95.30%	94.70%
Stage 3 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 238,527	S/ 268,528
Expected credit loss	S/ 45,101	S/ 99,850
Percentage expected credit loss	18.90%	37.20%
Stage 3 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 173,236	S/ 288,015
Expected credit loss	S/ 78,028	S/ 128,780
Percentage expected credit loss	45.00%	44.70%
Stage 3 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 63,397	S/ 90,736
Expected credit loss	S/ 21,611	S/ 29,627
Percentage expected credit loss	34.10%	32.70%
Stage 3 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 64,078	S/ 95,722
Expected credit loss	S/ 26,497	S/ 31,143
Percentage expected credit loss	41.40%	32.50%
Stage 3 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 75,427	S/ 96,227
Expected credit loss	S/ 23,645	S/ 28,837
Percentage expected credit loss	31.30%	30.00%
Stage 3 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 10,863	S/ 11,722
Expected credit loss	S/ 1,381	S/ 1,672
Percentage expected credit loss	12.70%	14.30%
Stage 3 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,652	S/ 260
Expected credit loss	S/ 220	S/ 161
Percentage expected credit loss	13.30%	61.90%
Stage 3 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 23,441	S/ 35,160
Expected credit loss	S/ 14,518	S/ 12,451
Percentage expected credit loss	61.90%	35.40%
Stage 3 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 49,736	S/ 50,175
Expected credit loss	S/ 32,569	S/ 24,781
Percentage expected credit loss	65.50%	49.40%
Stage 3 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 37,469	S/ 20,671
Expected credit loss	S/ 7,539	S/ 10,237
Percentage expected credit loss	20.10%	49.50%